THE KP FUNDS

KP Large Cap Equity Fund

(the “Fund”)

Supplement dated October 28, 2019

to the Fund’s Summary Prospectus, Statutory Prospectus (together, the “Prospectuses”) and Statement of Additional Information (the “SAI”), each dated May 1, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectuses and the SAI and should be read in conjunction with the Prospectuses and the SAI.

Oleg Nusinzon no longer serves as a portfolio manager of the KP Large Cap Equity Fund. Accordingly, all references to Oleg Nusinzon are hereby deleted from the Prospectuses and SAI.

Please retain this supplement for future reference.

KPF-SK-047-0100